Schedule of Fixed Assets (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Fixed assets, gross	$ 1,130,160	$ 1,086,959	$ 782,059
Less: accumulated depreciation	(108,603)	(83,946)	(55,239)
Total	1,021,557	1,003,013	726,820
Land [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	138,248	138,248	138,248
Building [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	473,971	473,971	41,665
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	59,984	56,502	44,027
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	34,409	34,409	27,914
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	$ 423,548	383,829	185,169
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross			$ 345,036